Document and Entity Information	Dec. 16, 2019
Cover [Abstract]
Entity Registrant Name	HEALTHSTREAM INC
Amendment Flag	false
Entity Central Index Key	0001095565
Document Type	8-K
Document Period End Date	Dec. 16, 2019
Entity Incorporation State Country Code	TN
Entity File Number	000-27701
Entity Tax Identification Number	62-1443555
Entity Address, Address Line One	500 11th Avenue North
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	301- 3100
Security 12b Title	Common Stock (Par Value $0.00)
Trading Symbol	HSTM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false